STOCK-BASED COMPENSATION (Narrative) (Details) - USD ($) $ in Thousands			12 Months Ended
	May 01, 2024	Feb. 12, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 20, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non vested options			469,125	86,250
Share-based compensation expense			$ 714	$ 513	$ 350
Unrecognized compensation cost related to stock options granted			$ 2,502	$ 374
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options will be exercised to shares	266,750
AU10TIX Technologies B.V [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance			500,000			500,000
AU10TIX Technologies B.V [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total option		500,000
AU10TIX Technologies B.V [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total option		1,000,000